Fair Value Measurements	9 Months Ended
Sep. 30, 2021
VPC Impact Acquisition Holdings III, Inc [Member]
Fair Value Measurements
NOTE 10. FAIR VALUE MEASUREMENTS
At September 30, 2021, assets held in the Trust Account were comprised of $253,782,146 in money market funds which are invested primarily in U.S. Treasury Securities. Through September 30, 2021, the Company withdrew no interest earned on the Trust.
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at September 30, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	September 30, 2021	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:

Investments held in Trust Account - U.S. Treasury Securities Money Market Fund	$253,782,146	$253,782,146	$—	$—

Liabilities:
Warrant Liability - Public Warrants	$10,785,054	$10,785,054	$—	$—

Warrant Liability - Private Placement Warrants	$11,026,051	$—	$—	$11,026,051

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period in which a change in valuation technique or methodology occurs. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement during the period from January 14, 2021 (inception) through ended March 31, 2021.
The Warrants were accounted for as liabilities in accordance with ASC

815-40

and are presented within warrant liabilities on our balance sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the consolidated statements of operations.
The Private Placement Warrants were initially valued using a Modified Black Scholes Option Pricing Model, which is considered to be a Level 3 fair value measurement. The Modified Black Scholes model’s primary unobservable input utilized in determining the fair value of the Private Placement Warrants is the expected volatility of the common stock. The expected volatility as of the IPO date was derived from observable public warrant pricing on comparable ‘blank-check’ companies without an identified target. The expected volatility as of subsequent valuation dates was implied from the Company’s own public warrant pricing. A Black Scholes Model was used in estimating the fair value of the public warrants for periods where no observable traded price was available, using the same expected volatility as was used in measuring the fair value of the Private Placement Warrants. For periods subsequent to the detachment of the warrants from the Units, the close price of the public warrant price was used as the fair value as of each relevant date.
The key inputs into the Monte Carlo simulation model Public Warrants and the Black-Scholes-Merton model for the Private Placement Warrants were as follows:

	January 12, 2021
	(Initial Measurement)		September 30, 2021
	Public	Private	Private
Input	Warrants	Warrants	Warrants
Stock Price	$10.00	$9.59	$9.91
Exercise Price	$11.50	$11.50	$11.50
Volatility	26.9%	26.0%	29.0%
Term (years)	5.00	5.00	5.00
Dividend Yield	0.00%	0.00%	0.00%
Risk Free Rate	1.21%	1.21%	0.98%
The following table presents the changes in the fair value of Level 3 warrant liabilities:

Private Placement

Fair value as of January 14, 2021 (inception)	$—
Initial measurement on March 9, 2021	9,027,379
Change in valuation inputs or other assumptions	(204,009)
Transfer to Level 1
Fair value as of March 31, 2021	$8,823,370
Change in valuation inputs or other assumptions	1,603,320
Fair value as of June 30, 2021	$10,426,690
Change in valuation inputs or other assumptions	599,361
Fair value as of September 30, 2021	$11,026,051